Loans and Allowance for Loan Losses, Based on Impairment Review Method (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	$ 0	$ 0
Collectively evaluated for impairment	43,890	44,762
Total ending allowance balance	43,890	44,762	$ 46,327	$ 47,714
Loans [Abstract]
Individually evaluated for impairment	24,025	25,881
Collectively evaluated for impairment	3,406,561	3,267,423
Total ending loans balance	3,430,586	3,293,304
Commercial [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	4,929	4,491
Total ending allowance balance	4,929	4,491	4,071	4,019
Loans [Abstract]
Individually evaluated for impairment	2,418	3,306
Collectively evaluated for impairment	188,776	200,109
Total ending loans balance	191,194	203,415
Real Estate Mortgage - 1 to 4 Family [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	38,231	39,753
Total ending allowance balance	38,231	39,753	42,088	43,597
Loans [Abstract]
Individually evaluated for impairment	21,607	22,575
Collectively evaluated for impairment	3,208,967	3,057,923
Total ending loans balance	3,230,574	3,080,498
Installment [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	730	518
Total ending allowance balance	730	518	$ 168	$ 98
Loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	8,818	9,391
Total ending loans balance	$ 8,818	$ 9,391